Annual Total Returns- PIMCO High Yield Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO High Yield Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.49%	14.47%	5.89%	3.49%	(1.50%)	12.61%	6.77%	(2.50%)	14.90%	5.90%